Asset Retirement Obligations - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Roll Forward Analysis
Balance, beginning of year	$ 429	$ 379
Obligations acquired	0	5
New obligations	3	4
Obligations settled	(10)	(10)
Disposals	(1)	0
Revision in estimated cash flow	(2)	40
Accretion expense	20	19
Foreign exchange translation	23	(1)
Reclassified to liabilities associated with assets held for sale (note 5)	(4)	0
Total	458	436
Less: current portion (included in accounts payable and accrued liabilities)	(7)	(7)
Balance, end of year	451	429
Asset retirement obligation, current	$ 7	$ 7